FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Schedule of financial assets
The breakdown of financial assets at fair value through profit or loss is as follows:

In thousands of USD	At December 31, 2022	At June 30, 2023
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	1,000	1,000
- Investment C	10,000	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group	16,348	18,586
- Investment E	1,500	1,500
- Investment F	—	400
Investments in unlisted debt instruments	31,111	1,000
Total	60,959	33,486

The breakdown of financial assets at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2021	2022
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	250	1,000
- Investment C	—	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group(1)	—	16,348
- Investment E	—	1,500
Investments in unlisted debt instruments	—	31,111
Total	1,250	60,959

(1)	See Note 20.